PROPERTY, PLANT AND EQUIPMENT - Summary of Right-of-Use Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 245	$ 418
Depreciation/impairment expense	(57)	(56)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	1	2
Depreciation/impairment expense	0	0
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	215	379
Depreciation/impairment expense	(32)	(28)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	29	37
Depreciation/impairment expense	$ (25)	$ (28)